Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, Pennsylvania  19103-7098
(215) 564-8000

               James J. O’Connor

(              (215) 564-8139

J             JO’Connor@Stradley.com

January 19, 2010

VIA EDGAR TRANSMISSION
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attn: Mary Cole

Re:          EGA Emerging Global Shares Trust
File Nos. 333-155709 and 811-22255

Ladies and Gentlemen:

Pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via the EDGAR system, please find enclosed Post-Effective Amendment No. 2 under the 1933 Act and Amendment No. 4 under the Investment Company Act of 1940, as amended (the “1940 Act”) (collectively, the “Amendment”), to the Registration Statement of EGA Emerging Global Shares Trust (the “Trust”).  This Amendment is being filed pursuant to Rule 485(b) under the 1933 Act for effectiveness on January 26, 2010.

The Trust is filing this Amendment for the purposes of: (i) adding six new series of shares to the Trust, designated as the Emerging Global Shares INDXX India Infrastructure Index Fund, Emerging Global Shares INDXX China Infrastructure Index Fund, Emerging Global Shares INDXX Brazil Infrastructure Index Fund, Emerging Global Shares INDXX India Mid Cap Index Fund,  Emerging Global Shares INDXX China Mid Cap Index Fund, and Emerging Global Shares INDXX Brazil Mid Cap Index Fund (the “Funds”); (ii) conforming to the requirements of the new Form N-1A, which became effective on March 31, 2009; (iii) responding to comments from the staff of the U.S. Securities and Exchange Commission; (iv) updating certain information contained in the prospectus and the statement of additional information relating to the Funds; and (v) adding new exhibits to the Registration Statement.

The Emerging Global Shares INDXX Growing Asia Large Cap Index Fund, which was included in Post-Effective Amendment No. 1 under the 1933 Act and Amendment No. 3 under the 1940 Act to the Trust’s Registration Statement filed on or about November 6, 2009, has been removed from this Amendment as the Trust does not intend to publicly offer shares of that series.

This filing, in our judgment as counsel to the Registrant, does not contain disclosures that would render it ineligible to become effective pursuant to paragraph (b) of Rule 485.

                If you have any questions or comments regarding this filing, please call me at the above number, or in my absence, Michael D. Mabry at (215) 564-8011.

                                      Very truly yours,

                                     /s/ James J. O’Connor
                                    James J. O’Connor

cc:           Robert C. Holderith
Michael D. Mabry